Redeemable Series A Preferred Units (Tables)	9 Months Ended
Sep. 30, 2020
DiscoverOrg Holdings
Equity, Class of Treasury Stock [Line Items]
Debt Instrument Redemption Terms
The Company may, at its option, redeem the Series A Preferred Units in whole, or in part, at a price based on the redemption date as compared to January 31, 2021 (the “First Call Date”).

Applicable Period	Redemption Price
Prior to the First Call Date	Present value as of the redemption date of liquidation value as of First Call Date multiplied by 104%
On or after the First Call Date and prior to the first anniversary of the First Call Date	Liquidation value as of the redemption date multiplied by 104%
On or after the first anniversary of the First Call Date and prior to the second anniversary of the First Call Date	Liquidation value as of the redemption date multiplied by 102%
On or after the second anniversary of the First Call Date	Liquidation value as of the redemption date